Commitment and Contingencies (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number Of Vessels To Be Purchased | vessel	3
Payments to Acquire Property, Plant, and Equipment		$ 190,259	$ 70,504	$ 0
Other Commitments [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 190,259	$ 70,504	$ 0
Number Of Vessels To Be Purchased | vessel	3
Two Aframax/LR2 Tankers
Commitments and Contingencies Disclosure [Abstract]
Payments to Acquire Property, Plant, and Equipment	$ 94,300
Other Commitments [Line Items]
Payments to Acquire Property, Plant, and Equipment	94,300
One Aframax/LR2 Tanker
Commitments and Contingencies Disclosure [Abstract]
Payments to Acquire Property, Plant, and Equipment	4,700
Other Commitments [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 4,700
LR2 and Aframax Tankers
Commitments and Contingencies Disclosure [Abstract]
Number Of Vessels To Be Purchased | vessel	3
Payments to Acquire Property, Plant, and Equipment	$ 94,300
Purchase price agreed to acquire property, plant and equipment	141,500
Other Commitments [Line Items]
Purchase price agreed to acquire property, plant and equipment	141,500
Payments to Acquire Property, Plant, and Equipment	$ 94,300
Number Of Vessels To Be Purchased | vessel	3